Leases	12 Months Ended
Dec. 31, 2022
Leases

10. Leases

The Company leases certain assets under lease agreements. On January 1, 2020, the Company entered into a one-year lease for office space, which the Company elected the short-term lease measurement and recognition exemption.

On January 3, 2020, the Company entered into a five-year lease for an office space in Turkey.

As of December 31, 2022, the Company’s lease had a remaining lease terms of 2 years. Right-of-use asset has been included within property and equipment. See Note 7.

Lease liabilities are measured at the commencement date based on the present value of future lease payments. As the Company’s lease did not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The Company used a discount rate of 11.82% in determining its lease liabilities. The discount rate was derived from the Company’s assessment of its borrowings.

Lease liability	December 31, 2022	December 31, 2021	January 1, 2021
Beginning balance	$15,324	$39,809	$4,759
Additions, cost	-	-	57,919
Interest expense	1,378	3,480	4,771
Lease payments	(5,499)	(11,114)	(16,574)
Foreign exchange impact	(2,594)	(16,851)	(11,066)
Ending balance	$8,609	$15,324	$39,809

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

10.	Leases (continued)

As at December 31, 2022, the Company’s lease liability is as follows:

Lease liability	December 31, 202	December 31, 2021	January 1, 2021
Current portion of operating lease liability	$4,057	$6,732	$12,116
Long-term portion of operating lease liability	4,552	8,592	27,693
	$8,609	$15,324	$39,809

Future minimum lease payments to be paid by the Company as a lessee as of December 31, 2022 are as follows:

Operating lease commitments and lease liability
2023	4,807
2024	4,807
Total future minimum lease payments	9,614
Discount	(1,005)
Total	$8,609

During the year ended December 31, 2022, $42,118 (2021 - $30,909) of short-term leases were expensed to the consolidated statements of loss and comprehensive loss.